Schedule of Investments (unaudited)
August 31, 2025
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail — 0.9%
Alimentation Couche-Tard, Inc.	47,900	$ 2,427,873
Energy Equipment & Services — 2.0%
Poseidon Concepts Corp.(a)(b)	35,081	—
TechnipFMC PLC	151,876	5,582,962
		5,582,962
Oil, Gas & Consumable Fuels — 96.1%
California Resources Corp.	27,750	1,378,620
Cameco Corp. (CAD)	80,260	6,208,776
Canadian Natural Resources Ltd.	299,443	9,482,489
Cheniere Energy, Inc.	44,974	10,875,613
Chevron Corp.	171,721	27,578,393
ConocoPhillips	102,684	10,162,635
EOG Resources, Inc.	78,870	9,844,553
EQT Corp.	58,184	3,016,258
Exxon Mobil Corp.	478,445	54,681,479
Galp Energia SGPS SA, Class B	184,400	3,584,323
Gazprom PJSC(a)(b)	639,500	79
Gaztransport Et Technigaz SA	13,156	2,455,346
HF Sinclair Corp.	60,500	3,078,240
Kinder Morgan, Inc.	350,888	9,466,958
Kosmos Energy Ltd.(b)	664,916	1,190,200
Pembina Pipeline Corp.	136,462	5,154,028
Permian Resources Corp., Class A	454,651	6,496,963
Repsol SA	206,050	3,378,417
Shell PLC	788,799	29,043,082
Suncor Energy, Inc.	205,065	8,476,747
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	49,991	$ 8,386,490
TC Energy Corp.	208,536	10,859,937
TotalEnergies SE	301,212	18,910,405
Tourmaline Oil Corp.	81,260	3,450,747
Valero Energy Corp.	56,148	8,535,057
Williams Cos., Inc. (The)	173,249	10,027,652
		265,723,487
Total Long-Term Investments — 99.0% (Cost: $185,026,876)		273,734,322
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(c)(d)	2,242,028	2,242,028
Total Short-Term Securities — 0.8% (Cost: $2,242,028)		2,242,028
Total Investments — 99.8% (Cost: $187,268,904)		275,976,350
Other Assets Less Liabilities — 0.2%		623,247
Net Assets — 100.0%		$ 276,599,597

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 18 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,948,783	293,245 (c)	—	—	—	2,242,028	2,242,028	25,667	—
				$ —	$ —	$ 2,242,028		$ 25,685	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Consumer Staples Distribution & Retail	$ 2,427,873	$ —	$ —	$ 2,427,873
Energy Equipment & Services	5,582,962	—	—	5,582,962
Oil, Gas & Consumable Fuels	208,351,835	57,371,573	79	265,723,487
Short-Term Securities
Money Market Funds	2,242,028	—	—	2,242,028
	$ 218,604,698	$ 57,371,573	$ 79	$ 275,976,350

Currency Abbreviation
CAD	Canadian Dollar